Audit, Audit Related and Other Non-Audit Services - Summary of Total Fees Received by Company's Auditors from the BT Pension Scheme (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Auditor Remuneration [Line Items]
Audit services fees	£ 11,295	£ 9,991	£ 8,999
Audit-related assurance services	803	3,009	3,844
Total services	13,869	14,865	15,053
BT Pension Scheme [Member]
Auditor Remuneration [Line Items]
Total services	2,137	2,122	1,705
BT Pension Scheme [Member] | Audit Of Financial Statements Of Associates [Member]
Auditor Remuneration [Line Items]
Audit services fees	345	251	213
Audit Related Assurance Services
Auditor Remuneration [Line Items]
Audit-related assurance services	1,771	1,865	2,210
Audit Related Assurance Services | BT Pension Scheme [Member]
Auditor Remuneration [Line Items]
Audit-related assurance services			10
Tax Compliance Services
Auditor Remuneration [Line Items]
Other non-audit tax services fees		366	412
Tax Compliance Services | BT Pension Scheme [Member]
Auditor Remuneration [Line Items]
Other non-audit tax services fees	153	210	198
Tax Advisory Services
Auditor Remuneration [Line Items]
Other non-audit tax services fees		111	156
Tax Advisory Services | BT Pension Scheme [Member]
Auditor Remuneration [Line Items]
Other non-audit tax services fees	1,074	493	681
All Other Non Audit Services
Auditor Remuneration [Line Items]
Audit-related assurance services	592	2,332	1,665
All Other Non Audit Services | BT Pension Scheme [Member]
Auditor Remuneration [Line Items]
Audit-related assurance services	£ 565	£ 1,168	£ 603